Property, plant and equipment (Details 2) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	$ 42,367	$ 32,622	$ 28,185
BRAZIL
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	11,700	8,726
CAYMAN ISLANDS
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	8,405	5,331
CHILE
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	5,427	5,888
COLOMBIA
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	2,800	2,595
UNITED KINGDOM
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	11,155	6,654
UNITED STATES
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	2,658	3,166
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	$ 222	$ 262